INVESTMENTS IN NON-CONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Schedule of cost method investments in non-consolidated affiliates

Cost method investments in non-consolidated affiliates as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
2014 Affiliate Company	-	9,000,000
2014 Second Affiliate Company	-	6,000,000
Total carrying value	-	15,000,000

Schedule of Investment in Equity Affiliate

Investments in equity method of non-consolidated affiliates as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Jiuyou	13,338,119	-
2012 Affiliate Company	-	75,552,753
2013 Affiliate Company	4,500,000	788,932
2014 Acquired Company	34,229,116	-
2014 Third Affiliate Company	-	5,600,000
Total carrying value	52,067,235	81,941,685

Jiuyou (refer to d) [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

The carrying amount and share of net income/(loss) of investment in Jiuyou as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Balance at the beginning of the year	13,103,822	13,338,119
Addition due to investment in non-consolidated affiliate	-	20,796,947
Total investment in non-consolidated affiliate	13,103,822	34,135,066

Share of net income/(loss) in non-consolidated affiliate	237,297	(2,256,451)
Amortization of identifiable intangible assets, net of tax	(3,000)	(206,468)
Impairment of investment in non-consolidated affiliate	-	(31,672,147)
Total value	234,297	(34,135,066)
Carrying value at the end of the year	13,338,119	-

2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

The carrying amount and share of net loss of investment in 2012 Affiliate Company as of December 31, 2013 and 2014 were as follows:

	December 31,
	2013	2014
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-	-
Investment in non-consolidated affiliate	-	76,663,200
Total investment in non-consolidated affiliate - cost	-	76,663,200

Share of net loss in non-consolidated affiliate	-	(844,697)
Amortization of identifiable intangible assets, net of tax	-	(265,750)
Carrying value at the end of the year	-	75,552,753

2014 Acquired Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
The carrying amount and share of net income for investment in 2014 Acquired Company as of December 31, 2013 and 2014 were as follows:
	December 31,
	2013	2014
Investment in non-consolidated affiliate – cost
Balance at the beginning of the year	28,927,154	34,229,116
Investment in non-consolidated affiliate	2,000,000	-
Total investment in non-consolidated affiliate - cost	30,927,154	34,229,116

Share of net income in non-consolidated affiliate	4,009,141	1,555,516
Amortization of identifiable intangible assets, net of tax	-	(1,110,397)
Cash dividend from non-consolidated affiliate	(707,179)	-
Elimination of investment on acquisition date	-	(34,674,235)
Carrying value at the end of the year	34,229,116	-

2013 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate

The carrying amount and share of net loss for investment in 2013 Affiliate Company as of December 31, 2013 and 2014 were as follows:

	December 31,	December 31,
	2013	2014
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-	4,500,000
Investment in non-consolidated affiliate	4,500,000	-
Total investment in non-consolidated affiliate - cost	4,500,000	4,500,000

Share of net loss in non-consolidated affiliate	-	(297,922)
Impairment of investment in equity affiliate	-	(3,413,146)
Carrying value at the end of the year	4,500,000	788,932